Equity Accounted Investments - Condensed Summary of Company's Investments in and Advances to Joint Ventures (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Feb. 29, 2012
Schedule of Equity Method Investments [Line Items]
Investment in equity accounted investments	$ 690,309	$ 480,043
Long-term Loans to equity accounted investees	140,772	182,854
Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Investment in equity accounted investments	20,489	8,250
Long-term Loans to equity accounted investees	29,844	22,233
Teekay LNG-Marubeni Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	52.00%		52.00%
Investment in equity accounted investments	228,183	183,724
RasGas 3 [Member]
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	40.00%
Investment in equity accounted investments	125,648	107,386
Exmar [Member]
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	50.00%
Investment in equity accounted investments	86,387	82,737
Exmar LPG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	50.00%
Investment in equity accounted investments	82,576	0
Long-term Loans to equity accounted investees	82,068	0
Angola Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	33.00%
Investment in equity accounted investments	54,168	28,699
Tiro and Sidon [Member]
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	50.00%
Investment in equity accounted investments	52,118	30,024
Long-term Loans to equity accounted investees	12,781	18,121
Sevan Marine [Member]
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	43.00%
Investment in equity accounted investments	40,740	39,223
Long-term Loans to equity accounted investees	0	133,000
SkaugenPetroTrans [Member]
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	50.00%
Long-term Loans to equity accounted investees	$ 16,079	$ 9,500
Minimum [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	33.00%
Maximum [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Ownership Percentage	50.00%